Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease expiration year	2020-11
Rent expense	$ 564,895	$ 564,895	$ 564,895
Deferred rent	122,329	$ 165,373
Other Assets
Security deposit	$ 325,000